Major Commitments and Contingencies (Guarantees and Indemnifications) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantee Obligations [Member]
Guarantees and indemnifications
Liability current carrying value	CAD 0
Indemnification Guarantee [Member]
Guarantees and indemnifications
Liability current carrying value	CAD 0
Guarantees Under Operating Leases [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2018 and 2023
Maximum potential liability under guarantees	CAD 141	CAD 161
Guarantee obligations recourse provisions	There are no recourse provisions to recover any amounts from third parties
Other Guarantees [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2018 and 2020
Maximum potential liability under guarantees	CAD 697	688
Other Guarantees [Member] | Committed Bilateral Letter of Credit Facilites [Member]
Guarantees and indemnifications
Letters of Credit Outstanding, Amount	394	451
Other Guarantees [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
Guarantees and indemnifications
Letters of Credit Outstanding, Amount	136	68
Other Guarantees [Member] | Surety and Other Bond [Member]
Guarantees and indemnifications
Liability current carrying value	167	169
Other Employee Benefit Liabilities and Workers' Compensation [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	648	629
Other Liabilities [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	CAD 49	CAD 59